Property and equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
The total fixed assets consist of vehicles, office furniture, tools and various equipment items and the totals are as follows:

Asset	December 31, 2015	December 31, 2014
Equipment	$100,846	$99,987
Accumulated depreciation	58,335	42,187
Net Fixed Assets	$42,511	$57,800